UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008

Check here if Amendment [ ];  Amendment Number: ______

This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Courage Capital Management, LLC
Address:  4400 Harding Road, Suite 503
          Nashville, TN  37205-2290

Form 13F File Number:    28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:     Richard C. Patton
Title:    Chief Manager
Phone:    615-369-0110

Signature, Place and Date of Signing:

/S/ Richard C. Patton       Nashville, TN         February 13, 2009
----------------------      -------------         -----------------
[Signature]                 [City, State]         [Date]

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this
reporting manager are reported in     this report and a portion are reported by
other reporting manager(s).)

FORM 13F SUMMARY PAGE


Number of Other Included Managers:                    0
                                          -------------

Form 13F Information Table Entry Total:              21
                                          -------------

Form 13F Information Table Value Total:        $171,200
                                          -------------
                                           (thousands)

List of Other Included Managers:  Not Applicable

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ALLIANCEBERNSTEIN HOLDING LP   Common           01881G106      353   17000 SH       DEF (1)             X      0    0
American Water Works Ord Sha   Common           030420103    11307  541500 SH       DEF (1)             X      0    0
Amsurg Corp Ord Shs            Common           03232P405     3268  140000 SH       DEF (1)             X      0    0
Avnet Ord Shs                  Common           053807103    13809  758337 SH       DEF (1)             X      0    0
Correct Cp Amer Ord Shs        Common           22025Y407     5479  334914 SH       DEF (1)             X      0    0
Elan Depository Receipt        ADR              284131208     2387  397905 SH       DEF (1)             X      0    0
ELN Jan9 12.5 C (Underlying:   Option           284131208     3000  500000 SH  CALL DEF (1)             X      0    0
Elan)
ELN Jan9 15.0 C (Underlying:   Option           284131208     3000  500000 SH  CALL DEF (1)             X      0    0
Elan)
EMC Corp                       Common           268648102     5235  500000 SH       DEF (1)             X      0    0
Fidelity National Information  Common           31620M106    16231  997608 SH       DEF (1)             X      0    0
Services Ord Shs
FPL Group Ord Shs              Common           302571104    22836  453733 SH       DEF (1)             X      0    0
Google Inc                     Common           38259P508      954    3100 SH       DEF (1)             X      0    0
Halliburton Ord Shs            Common           406216101    14163  779022 SH       DEF (1)             X      0    0
INGRAM MICRO INC CL A          Common           457153104    14729 1100000 SH       DEF (1)             X      0    0
News Class A Non-Voting Ord    Common           65248E104    12406 1364800 SH       DEF (1)             X      0    0
Shs
NUVEEN MUNICIPAL VALUE FUND    Common           670928100      861  100000 SH       DEF (1)             X      0    0
Skilled Healthcare Group Ord   Common           83066R107     1834  217268 SH       DEF (1)             X      0    0
Shs Class A
StreetTRACKS Gld ETF           Gold SHS         78463V107     7691   88887 SH       DEF (1)             X      0    0
USEC Ord Shs                   Common           90333E108     4621 1029145 SH       DEF (1)             X      0    0
Wellpoint Ord Shs              Common           94973V107    10811  256600 SH       DEF (1)             X      0    0
Wyeth Ord Shs                  Common           983024100    16226  432583 SH       DEF (1)             X      0    0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.